COMMON STOCK (Details Narrative)								1 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 05, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 15, 2021 USD ($) $ / shares shares	Jul. 15, 2021 USD ($) $ / shares shares	Jan. 05, 2021 USD ($) $ / shares shares	Oct. 10, 2021 USD ($) Integer $ / shares shares	Sep. 05, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 $ / shares
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares								3,520,000	123,217,500
Sale of stock price per share | $ / shares	$ 0.0001							$ 0.20	$ 0.0001
Proceeds from sale of stock								$ 704,000	$ 12,322
Number of shares issued, value												$ 12,312
Proceeds from issuance of common stock											$ 522,312	$ 716,312
Yeo Choon Pin [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									60,495,000
Yeo Choon Pin [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares						60,395,000	100,000
Share issued, price per share | $ / shares						$ 0.0001	$ 0.0001
Working capital							$ 10
Number of shares issued, value						$ 6,039.50
Proceeds from issuance of common stock					$ 464	$ 6,039.50
Hoh Jee Choong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									4,639,050
Hoh Jee Choong [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					4,639,050
Share issued, price per share | $ / shares					$ 0.0001
Number of shares issued, value					$ 464
Proceeds from issuance of common stock					$ 464
Chong Kwong Hsien [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									3,568,500
Chong Kwong Hsien [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					3,568,500
Share issued, price per share | $ / shares					$ 0.0001
Number of shares issued, value					$ 357
Proceeds from issuance of common stock					$ 357
GreenPro Ventures Capital Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									2,000,000
GreenPro Ventures Capital Limited [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares			1,000,000		2,000,000
Share issued, price per share | $ / shares					$ 0.0001
Number of shares issued, value			$ 100		$ 200
Proceeds from issuance of common stock			$ 100		$ 200
Hoh Jei Munn [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares								20,000	1,070,550
Hoh Jei Munn [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					1,070,550
Share issued, price per share | $ / shares					$ 0.0001
Number of shares issued, value					$ 107
Proceeds from issuance of common stock					$ 107
Su Ching Pung [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									713,700
Su Ching Pung [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					713,700
Share issued, price per share | $ / shares					$ 0.0001
Number of shares issued, value					$ 71
Proceeds from issuance of common stock					$ 71
Low En Lin Justin [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									713,700
Low En Lin Justin [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares					713,700
Share issued, price per share | $ / shares					$ 0.0001								$ 0.0001
Number of shares issued, value					$ 71
Proceeds from issuance of common stock					$ 71
GreenPro Asia Strategic SPC-GreenPro Asia Strategic Fund SP [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									1,000,000
GreenPro Asia Strategic SPC-GreenPro Asia Strategic Fund SP [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares		1,000,000		1,000,000
Share issued, price per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued, value		$ 100		$ 100
Proceeds from issuance of common stock		$ 100		$ 100
Bezeus Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									12,000,000
Bezeus Sdn Bhd [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	12,000,000
Share issued, price per share | $ / shares	$ 0.0001								$ 0.0001
Number of shares issued, value	$ 1,200
Proceeds from issuance of common stock	$ 1,200
SEATech Ventures Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									19,000,000
SEATech Ventures Corp [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	19,000,000
Share issued, price per share | $ / shares	$ 0.0001								$ 0.0001
Number of shares issued, value	$ 1,900
Proceeds from issuance of common stock	$ 1,900
CMK Ventures Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									6,000,000
CMK Ventures Sdn Bhd [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	6,000,000
Share issued, price per share | $ / shares	$ 0.0001								$ 0.0001
Number of shares issued, value	$ 600
Proceeds from issuance of common stock	$ 600
CT Talent Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									4,880,000
CT Talent Sdn Bhd [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	4,880,000
Share issued, price per share | $ / shares	$ 0.0001								$ 0.0001
Number of shares issued, value	$ 488
Proceeds from issuance of common stock	$ 488
Lee Boon Ping (Li WenBing) [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									3,568,500
Lee Boon Ping (Li WenBing) [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	3,568,500
Share issued, price per share | $ / shares	$ 0.0001								$ 0.0001
Number of shares issued, value	$ 357
Proceeds from issuance of common stock	$ 357
Lim Cheng Jeen [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock | shares									3,568,500
Lim Cheng Jeen [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares	3,568,500
Share issued, price per share | $ / shares	$ 0.0001								$ 0.0001
Number of shares issued, value	$ 357
Proceeds from issuance of common stock	$ 357
Foreign Parties Member]
Defined Benefit Plan Disclosure [Line Items]
Number of foreign parties | Integer								106
Foreign Parties Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock shares issued | shares								3,520,000
Share issued, price per share | $ / shares								$ 0.20
Proceeds from issuance of common stock								$ 704,000